Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	481,049
Proposed Maximum Offering Price per Unit	86.82
Maximum Aggregate Offering Price	$ 41,764,674.18
Amount of Registration Fee	$ 5,767.71
Offering Note	Calculated pursuant to Rule 457(j) on the basis of the amount at which such securities were sold. The Proposed Maximum Offering Price Per Unit is the highest price, excluding interest, to be payable per share in connection with the rescission offer covered by this registration statement. The price per share will range from $26.12 per share to $86.82 per share, depending on the price originally paid by the offeree. On August 6, 2026, CBIZ, Inc. (the "Registrant") filed the Registration Statement on Form S-3ASR (the "S-3ASR Registration Statement") registering the offer to rescind the acquisition of up to 481,049 shares of its common stock, par value $0.01 per share (the "Common Stock"), by persons who acquired such shares of Common Stock pursuant to the CBIZ, Inc. 2007 Amended and Restated Employee Stock Purchase Plan, as amended, between October 16, 2023 and April 15, 2026 (the "Initial Rescission Offer"). In connection with the Initial Rescission Offer and the S-3ASR Registration Statement, the Registrant paid a SEC filing fee of $5,767.71. As discussed in the prospectus supplement, dated September 24, 2026, to the S-3ASR Registration Statement, due to an administrative error, the online election form utilized in connection with the Initial Rescission Offer inadvertently did not display all of the shares that were eligible for certain participants. Consequently, the Registrant is now conducting a corrective rescission offer (the "Corrective Rescission Offer") for up to 2,331 shares of Common Stock (the "Omitted Shares"). Because the 2,331 Omitted Shares were included in the original 481,049 shares of Common Stock offered in the Initial Rescission Offer, no additional shares of Common Stock are being registered in connection with the Corrective Rescission Offer.